DISCONTINUED OPERATIONS (Details) - Blue Camo - Discontinued operations, Held for sale $ in Thousands	Mar. 27, 2023 USD ($) entity item
DISCONTINUED OPERATIONS
Number of licensed entities operating oasis branded dispensaries | entity	2
Number of oasis branded dispensaries | item	3
Total consideration	$ 20,000
Lease obligations eliminating long term lease liabilities amount	16,734
Debt extinguished	22,505
Accrued interest extinguished	1,165
Potential earn out contingent consideration	$ 0